General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of General and Administrative Expenses [Abstract]
Salaries and payroll taxes	$ 27,178	$ 20,242	$ 8,882
Share-based payments	16,576	10,592	10,494
Fees and compensation for services	9,848	7,412	6,466
Employee benefits	3,360	2,124	4,984
Institutional promotion and advertising	2,066	2,237	1,215
Taxes, rates and contributions	1,859	1,311	740
Others	2,939	1,940	1,137
Total general and administrative expenses	$ 63,826	$ 45,858	$ 33,918